Loans Payable - A Third Party (Details)				1 Months Ended		6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 13, 2023 CNY (¥)	Dec. 13, 2023 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Loans Payable - A Third Party [Line Items]
Borrowed loan amount		¥ 2,833,080	$ 400,000
Repaid amount	$ 423,567
Loan [Member]
Loans Payable - A Third Party [Line Items]
Interest rate		6.00%	6.00%
Principal amount						¥ 2,829,023		$ 396,956
Accumulated interests						¥ 115,633	$ 16,225
Forecast [Member] | Loan [Member]
Loans Payable - A Third Party [Line Items]
Repaid amount				¥ 2,138,040	$ 300,000